Morgan, Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

December 28, 2017

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Partners Premium Money Market Trust

(filing relates solely to Western Asset Premium Liquid Reserves and Western Asset

Premium U.S. Treasury Reserves) (the “Funds”)

(File Nos. 33-28844 and 811-5812)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Premium Money Market Trust, a Maryland statutory trust (the “Trust”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that the forms of the Prospectuses and the Statements of Additional Information relating to the Funds that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act upon the effectiveness of Post-Effective Amendment No. 52 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on December 20, 2017 and became effective on December 27, 2017, is the most recent amendment to the Trust’s Registration Statement.

Please call the undersigned at (617) 951-8381 with any comments or questions relating to the filing.

Sincerely,

/s/ Mari A. Wilson

Mari A. Wilson